FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Marketable securities included in level 3
Balance, December 31, 2017	$ 3,966.9
Shares received	(4.8)
Balance, December 31, 2018	3,961.0
Assets	3,966.9	$ 3,961.0	$ 3,966.9
Liabilities		1,168.4	1,120.1
Recurring fair value measurement
Marketable securities included in level 3
Balance, December 31, 2017	867.2
Balance, December 31, 2018	775.1
Assets	867.2	775.1	867.2
Liabilities		391.8
Recurring fair value measurement | Long-term debt
Marketable securities included in level 3
Liabilities		381.2	413.9
Marketable securities and warrants | Recurring fair value measurement
Marketable securities included in level 3
Balance, December 31, 2017	24.2
Balance, December 31, 2018	15.3
Assets	24.2	15.3	24.2
Embedded derivative | Recurring fair value measurement
Marketable securities included in level 3
Balance, December 31, 2017	6.8
Balance, December 31, 2018	0.7
Assets	6.8	0.7	6.8
Level 3 | Recurring fair value measurement
Marketable securities included in level 3
Balance, December 31, 2017	0.0
Balance, December 31, 2018	6.0
Assets	0.0	6.0	0.0
Liabilities		0.0
Level 3 | Recurring fair value measurement | Long-term debt
Marketable securities included in level 3
Liabilities		0.0	0.0
Level 3 | Marketable securities and warrants | Recurring fair value measurement
Marketable securities included in level 3
Balance, December 31, 2017	0.0
Shares received	6.0
Change in fair value reported in Other comprehensive income, net of income taxes	0.0
Balance, December 31, 2018	6.0
Assets	0.0	6.0	0.0
Level 3 | Embedded derivative | Recurring fair value measurement
Marketable securities included in level 3
Balance, December 31, 2017	0.0
Balance, December 31, 2018	0.0
Assets	$ 0.0	$ 0.0	$ 0.0